INCOME TAXES (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
INCOME TAXES
Net operating loss carryforwards	$ 8,451,214	$ 7,291,333
Capitalized expenditures	1,782,185	1,717,025
Research and experimentation credit carryforwards	928,734	898,610
Stock based compensation	2,321,519	2,139,119
Property and Equipment	3,152	2,234
Accrued expenses	18,518	13,660
Inventory allowance	16,497
Deferred rent	0	492
Gross deferred tax assets	13,521,819	12,062,473
Deferred tax asset valuation allowance	(13,521,819)	(12,062,473)
Net deferred tax assets	$ 0	$ 0